SUBSEQUENT EVENTS (Narrative) (Details) - 12 months ended Mar. 31, 2016	USD ($) mo	CAD mo
Subsequent Events 1		CAD 9,215,000
Subsequent Events 2		1.00
Subsequent Events 3		1.50
Subsequent Events 4		CAD 436,050
Subsequent Events 5	436,050	436,050
Subsequent Events 6		CAD 1.00
Subsequent Events 7 | mo	24	24
Subsequent Events 8 | $	$ 150,000
Subsequent Events 9 | $	$ 495,415
Subsequent Events 10	1,090,125	1,090,125
Subsequent Events 11		CAD 1.00
Subsequent Events 12		1,090,125
Subsequent Events 13		10,305,125
Subsequent Events 14		1.50
Subsequent Events 15		CAD 65,408
Subsequent Events 16	65,407	65,407
Subsequent Events 17		CAD 1.00
Subsequent Events 18 | mo	24	24
Subsequent Events 19		CAD 1,825,600